22. LEASES PAYABLE (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
lease liabilities	R$ 5,403,413
Interest	(3,076,397)
Non-current	2,327,016	R$ 6,639,929
2022 [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
lease liabilities	604,045
2023 [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
lease liabilities	505,454
2024 [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
lease liabilities	465,782
2026 and thereafter [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
lease liabilities	439,090
2026 to 2030 [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
lease liabilities	1,371,099
2031 and thereafter [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
lease liabilities	R$ 2,017,943